May 4, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Subj:	Security Income Fund

Post-Effective Amendment No. 107

File Nos.: 2-38414 and 811-02120

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statements of Additional Information for Security Income Fund do not differ from that contained in Post-Effective Amendment No. 107, which was accepted on the EDGAR system on May 1, 2012.

If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

AMY J. LEE
Amy J. Lee
Vice President and Secretary
Security Income Fund

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